UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.7%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$2,824,032

Arizona — 4.2%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	855	860,224
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,060	1,642,273
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	950	925,566
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	560	572,079
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	990	1,037,431
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,385	1,228,703
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	605	606,700

		6,872,976

California — 21.2%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 5.62%, 8/01/20 (a)	2,000	1,206,280
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,161,138
California State Public Works Board, RB:
Department of Corrections, Series C, 5.25%, 6/01/28	1,890	1,895,594
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	600	640,302
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	1,072,985
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	400	418,012

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$2,975	$3,025,486
Poway Unified School District, Special Tax Bonds, Community Facilities District No. 6 Area, Series A, 6.13%, 9/01/33	1,750	1,698,392
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	886,452
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	5,011,219
San Marino Unified School District California, GO, Series A (NPFGC) (a):
5.51%, 7/01/17	1,820	1,431,539
5.56%, 7/01/18	1,945	1,432,434
5.60%, 7/01/19	2,070	1,442,562
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,369,363
6.50%, 4/01/33	7,325	8,237,768
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	4,095	4,107,408

		35,036,934

Colorado — 3.6%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,053,407
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,100	1,100,770
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	1,100	1,123,518
Platte River Power Authority Colorado, RB, Series HH, 5.00%, 6/01/28	755	826,582
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	787,192

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
University of Colorado, RB, Series A, 5.38%, 6/01/38	$920	$992,717

		5,884,186

Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	685	704,961
Wesleyan University, 5.00%, 7/01/35	1,875	2,006,606

		2,711,567

District of Columbia — 2.1%
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	10,170	2,385,679
First Senior Lien, Series A, 5.00%, 10/01/39	255	262,737
First Senior Lien, Series A, 5.25%, 10/01/44	745	778,577

		3,426,993

Florida — 7.4%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,575	1,517,875
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	870	917,885
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	545	570,375
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (a)	1,765	288,172
Water & Sewer System, 5.00%, 10/01/34	2,845	2,920,136
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	330	335,795
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,373,151
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	1,800	1,729,764
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,303,382
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	495	299,223
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,195	1,041,215

		12,296,973

Georgia — 1.7%
City of Atlanta Georgia, Tax Allocation Bonds, Refunding, Atlantic Station Project (AGC), 5.00%, 12/01/23	465	471,585
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	434,641

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	$1,740	$1,830,706

		2,736,932

Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	320	332,314
6.75%, 11/15/29	455	487,856
7.00%, 11/15/39	275	297,390

		1,117,560

Idaho — 1.2%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,012,000

Illinois — 1.7%
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,000	960,950
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	800	834,696
OSF Healthcare System, Series A, 6.00%, 5/15/39	660	666,250
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	325,587

		2,787,483

Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	420	429,542
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,719,860
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	614,743

		2,764,145

Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,785	1,930,246
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	835	844,978

		2,775,224

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	510	531,308

Louisiana — 2.0%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	443,877
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,585,650

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	$310	$310,670

		3,340,197

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	154,455

Maryland — 0.6%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	224,954
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	750	750,300

		975,254

Massachusetts — 4.4%
Massachusetts Development Finance Agency, RB, Neville Communities, Series A (Ginnie Mae):
5.75%, 6/20/22	600	653,304
6.00%, 6/20/44	1,500	1,595,430
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	894,821
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,016,630
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	1,100	1,122,561
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	910	931,667

		7,214,413

Michigan — 3.6%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	460	553,872
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	960	952,176
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,520	1,523,101
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	2,935	2,939,432

		5,968,581

Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,726,509

Missouri — 0.5%
Kansas City IDA Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	1,000	902,040

Municipal Bonds	Par (000)	Value

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	$1,140	$1,143,397

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,630,689

New Jersey — 6.4%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	3,050	3,022,062
Cigarette Tax, 5.50%, 6/15/31	1,140	1,111,477
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	2,000	2,029,940
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	2,500	2,610,575
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	920	842,380
5.00%, 6/01/41	1,470	964,099

		10,580,533

New York — 5.9%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	685	696,029
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	885	882,805
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,050	1,157,551
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	1,270	1,336,434
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	525	525,803
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16 (b)	525	524,386
Series C, 6.80%, 6/01/28	415	436,061
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,529,944
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	615	642,724

		9,731,737

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A:
5.00%, 6/01/39	315	323,584
5.00%, 6/01/42	705	721,645

		1,045,229

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	$1,565	$1,213,689

Pennsylvania — 6.3%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,095	812,840
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	590	590,997
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	1,985,495
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	950	976,230
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	2,378,255
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,955	3,043,207
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	540,637

		10,327,661

Puerto Rico — 4.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	1,490	1,579,594
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,550	1,300,605
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.40%, 8/01/35 (a)	10,000	2,020,300
First Sub-Series A, 6.50%, 8/01/44	2,790	3,092,547

		7,993,046

Tennessee — 1.6%
Hardeman County Correctional Facilities Corp. Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	2,098,338
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	510	522,923

		2,621,261

Texas — 11.1%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (b)	1,625	1,548,284
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	2,500	2,543,950
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	760	810,510

Municipal Bonds	Par (000)	Value

Texas (concluded)
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	$535	$574,344
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,570,260
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	590	607,322
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	3,265	3,233,036
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F, 6.13%, 1/01/31	3,020	3,219,199
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	2,165	2,252,358
Note Mobility, 6.88%, 12/31/39	1,940	2,013,448

		18,372,711

U.S. Virgin Islands — 1.7%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,680	2,721,326

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,400	1,432,690

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	962,700

Virginia — 2.3%
Tobacco Settlement Financing Corp. Virginia, Refunding RB, Senior Series B1, 5.00%, 6/01/47	3,570	2,311,111
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,500	1,512,240

		3,823,351

Washington — 0.5%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	945	892,836

Wisconsin — 4.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,022,833
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,235	1,256,131
SynergyHealth Inc., 6.00%, 11/15/32	1,360	1,400,161
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	1,370	1,333,805

		8,012,930

Total Municipal Bonds – 113.0%		186,565,548

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California — 6.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,640	$1,793,583
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,335	1,434,831
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,200,560
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	589,827
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	5,796,940

		10,815,741

Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,870	1,894,927
Series C-7, 5.00%, 9/01/36	1,200	1,215,300
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,080	1,151,760

		4,261,987

Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,300	2,429,145
Series X-3, 4.85%, 7/01/37	2,370	2,472,882

		4,902,027

Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,650	1,740,264

Massachusetts — 1.9%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	2,999	3,146,275

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,019	1,111,178

New York — 4.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	810	904,246
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	2,910	3,006,541
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,484,003

		7,394,790

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	$800	$849,632

Ohio — 4.5%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	6,980	7,404,175

Tennessee — 1.6%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,601,125

Texas — 2.1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,498,802

Virginia — 7.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,730	2,906,276
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	7,900	8,056,420
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,594,687

		12,557,383

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,445,438

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/30/39	2,859	2,941,367

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 39.2%		64,670,184

Total Long-Term Investments (Cost – $242,884,648) – 152.2%		251,235,732

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (d)(e)	864,405	864,405

Total Short-Term Securities (Cost – $864,405) – 0.5%		864,405

Total Investments (Cost – $243,749,053*) – 152.7%		252,100,137
Other Assets Less Liabilities – 1.0%		1,726,638
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.4)%		(33,652,997)
Preferred Shares, at Redemption Value – (33.3)%		(55,053,939)

Net Assets Applicable to Common Shares – 100.0%		$165,119,839

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$209,939,178

Gross unrealized appreciation	$11,635,352
Gross unrealized depreciation	(3,091,539)

Net unrealized appreciation	$8,543,813

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 31, 2010	Income

FFI Institutional Tax-Exempt Fund	607,735	256,670	864,405	$579

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$251,235,732	—	$251,235,732
Short-Term Securities	$864,405	—	—	864,405

Total	$864,405	$251,235,732	—	$252,100,137

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2010	6

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Fund II, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 27, 2010